Income Taxes - Provision for Income Taxes (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Major Components Of Tax Expense Income [Line Items]
Total Current Tax Expense (Recovery)	$ (35)	$ (183)		$ (89)	$ (210)
Deferred Tax Expense (Recovery)	55	851		(49)	927
Tax Expense (Recovery) From Continuing Operations	20	668	[1]	(138)	717	[1]
Canada [Member]
Major Components Of Tax Expense Income [Line Items]
Total Current Tax Expense (Recovery)	$ (35)	$ (183)		(93)	(209)
United States [Member]
Major Components Of Tax Expense Income [Line Items]
Total Current Tax Expense (Recovery)				$ 4	$ (1)

[1]	The comparative period has been restated to reflect discontinued operations as discussed in Note 8 and measurement period adjustments related to the Acquisition as discussed in Note 7.